Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction [Table Text Block]

	2014	2015	2016
	(in millions)
Domestic income	¥1,012,551	¥1,545,510	¥735,128
Foreign income	407,892	717,146	427,542

Total	¥1,420,443	¥2,262,656	¥1,162,670

Details of Current and Deferred Income Tax Expense (Benefit) [Table Text Block]

	2014	2015	2016
	(in millions)
Current:
Domestic	¥243,648	¥300,905	¥293,337
Foreign	102,316	112,603	137,040

Total	345,964	413,508	430,377

Deferred:
Domestic	(5,523)	240,293	(22,019)
Foreign	(2,524)	12,219	(38,926)

Total	(8,047)	252,512	(60,945)

Income tax expense	337,917	666,020	369,432
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	96,422	578,161	(162,535)
Debt valuation adjustments (Note 14)	—	—	1,793
Derivatives qualifying for cash flow hedges	(235)	591	1,226
Defined benefit plans	69,515	5,965	(67,877)
Foreign currency translation adjustments	51,414	95,335	(43,988)

Total	217,116	680,052	(271,381)

Total	¥555,033	¥1,346,072	¥98,051

Reconciliation of Effective Income Tax Rate [Table Text Block]

	2014	2015	2016
Combined normal effective statutory tax rate	38.0%	35.6%	33.9%
Nondeductible expenses	0.2	0.1	0.3
Impairment of goodwill	0.2	—	9.7
Foreign tax credit and payments	(0.6)	(1.0)	(1.9)
Lower tax rates applicable to income of subsidiaries	(0.4)	(0.1)	(0.2)
Change in valuation allowance	(12.4)	(1.3)	(4.0)
Realization of previously unrecognized tax effects of subsidiaries	(0.1)	—	—
Nontaxable dividends received	(3.3)	(1.6)	(1.9)
Undistributed earnings of subsidiaries	0.5	0.1	0.7
Tax and interest expense for uncertainty in income taxes	—	(0.2)	0.0
Effect of changes in tax laws	1.2	(1.7)	(4.3)
Other—net	0.5	(0.5)	(0.5)

Effective income tax rate	23.8%	29.4%	31.8%

Components of Net Deferred Tax Assets [Table Text Block]

	2015	2016
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥570,049	¥497,419
Operating loss carryforwards	110,211	150,922
Loans	13,295	11,240
Accrued liabilities and other	172,959	173,405
Premises and equipment, including sale-and-leaseback transactions	86,461	86,773
Derivative financial instruments	95,593	—
Accrued severance indemnities and pension plans	17,286	57,398
Valuation allowance	(274,010)	(208,282)

Total deferred tax assets	791,844	768,875

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	1,321,462	1,000,966
Intangible assets	147,173	86,672
Lease transactions	74,605	82,816
Derivative financial instruments	—	17,466
Other	70,352	70,860

Total deferred tax liabilities	1,613,592	1,258,780

Net deferred tax assets (liabilities)	¥(821,748)	¥(489,905)

Operating Loss Carryforwards and Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2017	¥1,344	¥1,598
2018	24,513	172
2019	4,921	33
2020	35,818	111
2021	8,840	115
2022	20,899	85
2023 and thereafter	339,369	8,716
No definite expiration date	30,216	1,823

Total	¥465,920	¥12,653

Roll-forward of Unrecognized Tax Benefits [Table Text Block]

	2014		2015	2016
	(in millions)
Balance at beginning of fiscal year	¥30,956		¥13,993	¥10,940
Gross amount of increases for current year’s tax positions	439		606	1,095
Gross amount of increases for prior years’ tax positions	333		3,361	162
Gross amount of decreases for prior years’ tax positions	(25,318	)(1)	(6,561)	—
Net amount of changes relating to settlements with tax authorities	(244)		(809)	(1,299)
Decreases due to lapse of applicable statutes of limitations	—		(1,452)	(296)
Foreign exchange translation and others	7,827		1,802	(652)

Balance at end of fiscal year	¥13,993		¥10,940	¥9,950

Note:

(1)	The decrease related to prior year tax positions is primarily from the resolution of uncertain tax positions in the U.S. for both federal income taxes and California state tax.

Roll-forward of Interest and Penalties Recognized [Table Text Block]

	2014	2015	2016
	(in millions)
Balance at beginning of fiscal year	¥4,528	¥5,946	¥4,876
Total interest and penalties in the consolidated statements of income	(698)	(1,468)	201
Total cash settlements, foreign exchange translation and others	2,116	398	(350)

Balance at end of fiscal year	¥5,946	¥4,876	¥4,727

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions [Table Text Block]

Jurisdiction	Tax years
Japan	2015 and forward
United States—Federal	2010 and forward
United States—California	2009 and forward
Thailand	2010 and forward
United Kingdom	2014 and forward